Stock Options (Details) - $ / shares	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Quantity	696,500	69,600
Exercise price	$ 2.91	$ 1.75
Life (Years)	4 years 11 months 12 days	5 years
Stock Options 5
Quantity	12,000
Exercise price	$ 3.39
Life (Years)	2 years
Stock Options 6
Quantity	200,000
Exercise price	$ 3.92
Life (Years)	5 years
Stock Options 1
Quantity	85,000	41,200
Exercise price	$ 1.15	$ 1.96
Life (Years)	5 years	5 years
Stock Options 2
Quantity	200,000	5,000
Exercise price	$ 2.93	$ 2.73
Life (Years)	5 years	5 years
Stock Options 3
Quantity	151,500	3,400
Exercise price	$ 2.36	$ 3.04
Life (Years)	5 years	5 years
Stock Options 4
Quantity	48,000	20,000
Exercise price	$ 3.39	$ 0.87
Life (Years)	5 years	5 years